SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Segment Reporting Information [Line Items]
Total revenue	$ 4,464,950	$ 28,285,200
Gross profit	1,776,300	11,149,766
Operating income (expenses):
Sales, marketing, and promotion	(21,581)	(75,561)
Operating lease cost	(241,678)	(1,446,208)
Depreciation and amortization	(207,225)	(1,408,976)
Share-based compensation	0	(22,128)
Impairment loss	0	(1,202,227)
Gain on termination of sales-type lease and disposal of licenses	0	503,544
Interest expense and others	0	(35,210)
Net income (loss) from continuing operations before income tax expense	321,304	258,657
Nevada [Member]
Segment Reporting Information [Line Items]
Total revenue	4,464,950	28,285,200
Gross profit	1,776,300	11,149,766
Operating income (expenses):
General and administration	(745,101)	(4,773,840)
Sales, marketing, and promotion	(21,581)	(75,561)
Operating lease cost	(106,283)	(633,840)
Depreciation and amortization	(191,873)	(1,316,170)
Share-based compensation		0
Impairment loss		(1,202,227)
Gain on termination of sales-type lease and disposal of licenses		0
Interest expense and others	9,207	(29,387)
Net income (loss) from continuing operations before income tax expense	720,669	3,118,741
Corporate [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Gross profit	0	0
Operating income (expenses):
General and administration	(406,204)	(2,763,393)
Sales, marketing, and promotion	0	0
Operating lease cost	0	0
Depreciation and amortization	(15,352)	(92,806)
Share-based compensation		(22,128)
Impairment loss		0
Gain on termination of sales-type lease and disposal of licenses		503,544
Interest expense and others	22,191	(485,301)
Net income (loss) from continuing operations before income tax expense	(399,365)	(2,860,084)
Consolidated [Member]
Segment Reporting Information [Line Items]
Total revenue	4,464,950	28,285,200
Gross profit	1,776,300	11,149,766
Operating income (expenses):
General and administration	(1,151,305)	(7,537,233)
Sales, marketing, and promotion	(21,581)	(75,561)
Operating lease cost	(106,283)	(633,840)
Depreciation and amortization	(207,225)	(1,408,976)
Share-based compensation		(22,128)
Impairment loss		(1,202,227)
Gain on termination of sales-type lease and disposal of licenses		503,544
Interest expense and others	31,398	(514,688)
Net income (loss) from continuing operations before income tax expense	$ 321,304	$ 258,657